Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Comprehensive Income [Line Items]
Profit (loss) recognized in the income statement	€ 6,452	€ 5,554	€ 2,595
Other comprehensive income, Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	(286)	1,203	804
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	(62)	91	(15)
Total of income tax related to items that will not be reclassified to profit or loss	(155)	667	202
Items that are or may be reclassified to profit or loss, Financial assets at fair value through other comprehensive income
Unrealized net gains (losses) arising during the period, before tax	(205)	1,496	351
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	216	(237)
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	439	(819)	1
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(395)	(71)	54
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	0	0	0
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	0	0
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(1,284)	331	1,117
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	3	20	14
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	(25)	20	(5)
Total of income tax related to items that are or may be reclassified to profit or loss	32	(654)	(286)
Other comprehensive income (loss), net of tax	(497)	(417)	1,329
Total comprehensive income (loss), net of tax	5,955	5,137	3,924
Attributable to [Abstract]
Noncontrolling interests	77	185	212
Deutsche Bank shareholders and additional equity components	€ 5,878	€ 4,952	€ 3,713